SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Assets	The estimated useful lives of the Company’s assets are as follows:

ESTIMATED USEFUL LIVES
Computer hardware and software	3 years
Furniture and fixtures	3 - 5 years
Machinery and equipment	3 - 5 years
Leasehold improvements	Lesser of useful life or term of lease
Property and equipment, net consisted of the following:

(In thousands)	As of December 31, 2025	As of December 31, 2024
Computer hardware, software and equipment	$946	$742
Furniture and fixture	12,225	9,848
Machinery and equipment	613	598
Internally developed software	2,538	1,739
Construction in process	168	—
Leasehold improvements	2,104	2,100
Total property and equipment	$18,594	$15,027
Less accumulated depreciation	(12,354)	(9,196)
Property and equipment, net	$6,240	$5,831